Income Tax: (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Income Tax Details 2 [Abstract]
Net operating loss carry forwards	$ 40,779,302	$ 41,147,463
Property, Plant and Equipment future tax asset	3,087,432	(2,558)
Capital loss carry forwards	1,116,595	314,962
Other future tax asset	325,467	50,329
Total future tax assets	45,308,796	41,510,196
Valuation allowance	(45,308,796)	(41,510,196)
Net deferred tax asset	$ 0	$ 0